Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and welfare	$ 186,326	$ 169,841
Tax Payable	49,721	61,982
Accrued service fee	198,243	25,913
Others	6,755	25,184
Total	$ 441,045	$ 282,920